Accounts Payable and Other	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other	Accounts payable and other
The following table provides the breakdown of the Accounts payable and other as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Trade payables		$903	$780
Payroll-related accruals		435	349
Accrued charges		309	293
Income and other taxes		309	223
Accrued interest		158	162
Operating lease liabilities (Note 12)		108	107
Personal injury and other claims provisions (Note 21)		75	109
Contract liabilities (Note 4)		74	115
Environmental provisions (Note 21)		38	46
Other postretirement benefits liability (Note 17)		14	14
Other		189	166
Total accounts payable and other		$2,612	$2,364